INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	$ 1,918	$ (11,547)	$ (1,718)
Adjustments for undistributed profits of investments accounted for using equity method	$ (187,814)	(253,602)	(60,254)
Other comprehensive income, before tax, exchange differences on translation			3,029
Dividends received from associates, classified as investing activities			$ 38,036
Fideicomiso Ruta del Sol - Compartimiento A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Estimated financial effect of contingent liabilities		$ 12,342